INVENTORY (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of inventories
	2026-06-30	2025-12-31
	$	$
Raw materials	1,239,554	1,228,181
Finished goods	1,118,519	1,373,104
Work in progress	4,035,160	3,788,454
	6,393,232	6,389,739